Stockholders' Equity - Common Stock Rollforward (Detail) shares in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2016 shares	Dec. 31, 2018 shares		Dec. 31, 2017 shares	Dec. 31, 2016 shares
Shares of common stock issued
Shares at January 1 (in shares)		574,200		572,000	528,000
Exercise of stock options (in shares)		100	[1]	0	1,000
Issuance of common stock (in shares)	40,500	0		0	41,000
Issuance of restricted stock (in shares)		3,000		2,000	2,000
Shares at December 31 (in shares)		576,600		574,200	572,000
Shares of common stock held in treasury
Shares at January 1 (in shares)		43,400		21,000	20,000
Purchase of treasury stock (in shares)		43,000		22,000	0
Shares received for restricted stock vested and stock options exercised (in shares)		1,000		0	1,000
Shares at December 31 (in shares)		87,200		43,400	21,000
Shares of common stock outstanding at December 31 (in shares)		490,000		531,000	551,000

[1]	The total intrinsic value of stock options exercised was $1 million during 2018, zero during 2017, and $7 million during 2016, based on the difference between the market price at the exercise date and the exercise price.